Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Subsidiaries VIEs and VIEs' Subsidiaries

As of December 31, 2024, details of the Company’s significant subsidiaries, VIE and VIE’s subsidiary were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands Online Education HK Limited ("Sunlands HK")	October 6, 2015	HongKong	100%	Investment holding
Wuhan Studyvip Online Education Co., Limited ("Wuhan Zhibo")	August 2, 2017	PRC	100%	Provision of technical consultation and services
Wuhan Zhidao Online Education Technology Co., Ltd. ("Wuhan Shangde")	June 25, 2019	PRC	100%	Provision of education services

Variable interest entity ("VIE"):
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")	September 27, 2013	PRC	N/A*	Provision of education services

VIE’s subsidiaries:
Beijing Feibian Education Technology Co., Ltd.	August 6, 2020	PRC	N/A*	Provision of education services
Shufan Education Technology (Wuhan) Co., Ltd.	February 24, 2022	PRC	N/A*	Provision of education services
Wuhan Fangtang Technology Co., Ltd.	September 28, 2020	PRC	N/A*	Provision of education services

* These entities are consolidated by the Company pursuant to the contractual agreements disclosed below.

(1)
The English names are for identification purpose only.